Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Statements of Cash Flows - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (241,217)	$ 83,980
Adjustments to reconcile net income (loss) to cash provided by operating activities
Prepaid expenses and other current assets	(3,123)
Equity (loss) income of subsidiary	239,311	(83,980)
Net cash provided by operating activities	(5,029)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution	1,128
Advances from related parties	6,225
Net cash provided by financing activities	7,353
CHANGES IN CASH
Net increase in cash	2,324
Cash at beginning of the year
Cash at end of the year	$ 2,324